CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 16,974	$ 19,780	$ 23,120
Federal funds sold	10,238	5,469	5,079
Cash and cash equivalents	27,212	25,249	28,199
Interest-bearing deposits in other banks	30,211	21,865	41,849
Investment securities:
Available-for-Sale, stated at market	459,504	456,525	466,419
Loans (excluding unearned income of $465 at March 31, 2014, $434 at December 31, 2013 and $326 at December 31, 2012)	597,055	580,236	549,452
Less: Allowance for loan losses	7,995	7,818	7,955
Net loans	589,060	572,418	541,497
Loans held-for-sale	1,303	3,098	4,678
Federal Home Loan Bank and Federal Reserve Bank stocks, at cost	5,684	5,684	5,684
Premises and equipment	34,400	34,152	34,316
Accrued interest receivable	5,183	5,011	5,021
Goodwill	13,651	13,651	13,651
Other intangible assets	373	384	426
Other real estate owned	5,948	6,826	8,580
Bank-owned life insurance policies	22,572	22,466	21,958
Other assets	7,755	7,143	6,047
TOTAL ASSETS	1,202,856	1,174,472	1,178,325
LIABILITIES AND EQUITY
Non-interest bearing demand deposits	140,569	142,673	139,646
Interest bearing time deposits	341,844	337,790	360,701
Interest bearing savings deposits	503,638	488,067	464,492
Total deposits	986,051	968,530	964,839
Securities sold under agreements to repurchase	43,243	36,808	38,844
Other borrowings	50,790	51,167	48,719
Other liabilities	5,597	5,361	11,783
Total liabilities	1,085,681	1,061,866	1,064,185
Equity
Common stock, no par value - 10,000,000 authorized; 3,717,593 issued and outstanding at March 31, 2014, December 31, 2013 and December 31, 2012	3,718	3,718	3,718
Surplus	15,331	15,331	15,331
Retained earnings	97,813	94,889	85,771
Accumulated other comprehensive income (loss)	1,304	(361)	10,291
Total common stock and retained earnings	118,166	113,577	115,111
Less-109,839 treasury shares, at cost as of March 31, 2014, December 31, 2013 and December 31, 2012	3,046	3,026	3,026
Total shareholders' equity	115,120	110,551	112,085
Non-controlling (minority) interest in consolidated subsidiary	2,055	2,055	2,055
Total equity	117,175	112,606	114,140
TOTAL LIABILITIES AND EQUITY	$ 1,202,856	$ 1,174,472	$ 1,178,325